American Century Capital Portfolios, Inc. Prospectus Supplement AC Alternatives™ Equity Fund
Supplement dated September 14, 2015 ■ Prospectus dated May 8, 2015

The following replaces the AC Alternatives Equity reference on the front cover of the statutory prospectus.

AC Alternatives™ Equity Fund Investor Class (ALEVX) Institutional Class (ALEJX) A Class (ALEQX) C Class (ALEHX) R Class (ALEWX) R6 Class (ALEDX)

AC ALTERNATIVES EQUITY FUND
The following replaces the Annual Fund Operating Expenses and Example tables in the Fees and Expenses section on page 2 of the statutory prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AC ALTERNATIVES EQUITY FUND		Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
Management Fees (as a percentage of Assets)		2.40%	2.20%	2.40%	2.40%	2.40%	2.05%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Component1 Other Expenses	[1]	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%
Component2 Other Expenses	[1]	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Component3 Other Expenses	[1]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Other Expenses (as a percentage of Assets):	[1]	2.11%	2.11%	2.11%	2.11%	2.11%	2.11%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Expenses (as a percentage of Assets)		4.53%	4.33%	4.78%	5.53%	5.03%	4.18%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Expense Example - AC ALTERNATIVES EQUITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Investor Class	456	1,371
Institutional Class	436	1,315
A Class	1,028	1,934
C Class	554	1,650
R Class	505	1,512
R6 Class	421	1,272

The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 4 of the statutory prospectus.

Investment Strategy	Underlying Subadvisor
Long/Short Equity	Achievement Asset Management LLC
Long/Short Equity	Passport Capital, LLC
Long/Short Equity	Sirios Capital Management, L.P.
Long/Short Equity	Three Bridges Capital, LP
Overlay and Trading Strategies	PWP

Achievement Asset Management LLC and Three Bridges Capital, LP are added to the Underlying Subadvisors (Security Selection) section on page 6 of the statutory prospectus.

The following replaces the investment strategy and underlying subadvisor table in the Objectives, Strategies and Risks section on page 9 of the statutory prospectus.

Investment Strategy	Underlying Subadvisor
Long/Short Equity	Achievement Asset Management LLC
Long/Short Equity	Passport Capital, LLC
Long/Short Equity	Sirios Capital Management, L.P.
Long/Short Equity	Three Bridges Capital, LP
Overlay and Trading Strategies	PWP

The following are inserted as the last two paragraphs of the Subadvisors section on page 13 of the statutory prospectus.

Achievement Asset Management LLC (AAM) is an SEC registered investment adviser founded in 2005 and located at 141 West Jackson Blvd, Suite 800, Chicago, Illinois 60604.  AAM provides investment management services to private investment funds offered to high-net-worth, financially sophisticated institutional and individual investors, and to trading vehicles employed by these funds.

Three Bridges Capital, LP (Three Bridges) is located at 810 Seventh Avenue, 32nd Floor, New York, NY 1009.  Three Bridges is an independent, specialist investment management firm focused on European equities founded in 2011 by Gene Salamon, the firm’s Managing Partner and Portfolio Manager.  Three Bridges seeks to generate competitive returns in rising markets and preserve capital in falling markets in an effort to realize strong, risk-adjusted returns over a market cycle. The firm invests in large/mid-cap European equities and seeks to generate performance principally from fundamentally-driven stock selection.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-86937 1509